Schedule of consolidated derivative financial instruments (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents	£ 10,057	£ 7,546	£ 10,928	£ 2,343
Trade receivables	33	95	22
Other receivables			2,625
Total financial assets	10,090	7,641	13,575
Trade payables	485	337	725
Other payables	5	26	13
Accruals	546	768	1,765
Borrowings	766	260	6,082
Total financial liabilities – amortised cost	1,802	1,391	8,585
Equity settled derivative financial liability	£ 553	£ 1,559	£ 664